Related Party Transactions (Details Textual)		3 Months Ended								12 Months Ended
	Dec. 29, 2016	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) DWT shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Sep. 29, 2016 USD ($) $ / shares	Jun. 13, 2016 USD ($) shares	Mar. 15, 2016 USD ($) shares	Jun. 16, 2015 USD ($) shares	Nov. 20, 2014 USD ($) $ / shares shares	Jan. 31, 2014 shares
Current Fiscal Year End Date										--12-31
Number of credit agreements		7								7
Due from Other Related Parties, Noncurrent		$ 11,239,000				$ 12,525,000				$ 11,239,000	$ 12,525,000
Due from related parties		4,240,000				8,197,000				4,240,000	8,197,000
Charterhire expense										17,356,000	51,389,000	$ 73,214,000
Vessel revenue-related party pools										$ 78,402,000	57,064,000	45,213,000
Number of vessels owned										42
Loss / write down on assets held for sale-related party										$ (1,000,000)	(25,465,000)	0
General and Administrative Expenses - related party										4,854,000	2,009,000	824,000
Vessel operating costs-related party										7,191,000	2,765,000	122,000
Revenues		26,846,000	$ 23,938,000	$ 17,374,000	$ 10,244,000	22,017,000	$ 15,182,000	$ 12,781,000	$ 12,270,000	78,402,000	62,521,000	$ 48,987,000
Amount due to related party		$ 1,037,000				$ 624,000				$ 1,037,000	$ 624,000
Common Stock, Shares, Issued | shares		75,298,676				28,686,561				75,298,676	28,686,561					12,745,833	3,333,333	391,250
Common Stock, Value, Issued		$ 753,000				$ 287,000				$ 753,000	$ 287,000						$ 150,000,000
Kamsarmax pool [Member]
Concentration Risk, Customer										0.40	0.408	0.71
Due from Other Related Parties, Noncurrent		4,606,000				4,868,000				$ 4,606,000	$ 4,868,000
Due from related parties		2,579,000				3,376,000				2,579,000	3,376,000
Vessel revenue-related party pools										$ 31,319,000	$ 25,151,000	$ 34,986,000
Ultramax pool [Member]
Concentration Risk, Customer										.60	.425	0.21
Due from Other Related Parties, Noncurrent		6,633,000				7,657,000				$ 6,633,000	$ 7,657,000
Due from related parties		1,661,000				2,129,000				1,661,000	2,129,000
Vessel revenue-related party pools										46,227,000	$ 26,338,000	$ 10,196,000
Capesize pool [Member]
Concentration Risk, Customer											0.079
Due from related parties		0				2,268,000				0	$ 2,268,000
Vessel revenue-related party pools										$ 0	$ 4,857,000	$ 0
Scorpio Services Holding Limited
Trading days used to measure commons shares issuable										30 days
Months of notice given by the company to terminate the administrative agreement										24 months
Stock Issued During Period, Shares, Issued for Services | shares										51,679	111,725	4,366
General and Administrative Expenses - related party										$ 3,949,000	$ 1,265,000	$ 56,000
Amount due to related party		321,000				0				$ 321,000	0
Common Stock, Shares, Issued | shares														5,250,000	5,000,000	833,333	333,333
Common Stock, Value, Issued														$ 16,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000
Common stock to be issued for Newbuilding Program | shares										12,946
Vessel acquisition fee payable to SSH, per vessel acquired										$ 250,000
Scorpio commercial management (SCM)
Trading days used to measure commons shares issuable	20 days
Number of months to exit the pool for vessels that do have provisions										12 months
Termination fee per vessel													$ 500,000
Due from related parties		0				424,000				$ 0	424,000
Vessel revenue-related party pools											718,000	31,000
Loss / write down on assets held for sale-related party										500,000	12,465,000
General and Administrative Expenses - related party										43,000	258,000	0
Amount due to related party		507,000				3,415,000				507,000	3,415,000
Construction Supervisory Services payable per vessel										$ 219,000
Commission payable to SCM of gross revenues per charter										1.75%
Commercial management fee payable to SCM (per vessel per day)										$ 300
Commercial management commissions on gross revenue vessels outside of pool										1.75%
Percent of estimated revenue generated by related party										1.00%
Scorpio Ship Management SSM
Amount of months notice that must be given by either party for termination of Management Agreements	3 months
Loss / write down on assets held for sale-related party										$ 500,000	13,000,000	0
General and Administrative Expenses - related party										0	0	51,000
Vessel operating costs-related party										7,191,000	2,765,000	122,000
Amount due to related party		209,000				4,274,000				209,000	4,274,000
Annual Fee per vessel to provide technical management service		200,000								200,000
Termination fee equal to a term for management fees	3 months
SUK
General and Administrative Expenses - related party										862,000	486,000	717,000
Scorpio Commercial & Scorpio Ship Management [Member]
Due to related party, balances included in assets held for sale		$ 0				$ (7,065,000)				0	$ (7,065,000)
Vessel Revenue Commissions [Member]
Vessel revenue-related party pools										$ 856,000
Vessel Revenue Commissions [Member] | Scorpio commercial management (SCM)
Reduced commission payable to SCM of gross revenues per charter										1.00%
Commission payable to SCM of gross revenues per charter										1.75%
Common Stock, Par or Stated Value Per Share | $ / shares																	$ 117
Contract amendments [Member] | Scorpio commercial management (SCM)
Reduced commission payable to SCM of gross revenues per charter	1.00%
Commission payable to SCM of gross revenues per charter	1.75%
Common Stock, Par or Stated Value Per Share | $ / shares													$ 5.00
Contract Termination [Member] | Scorpio commercial management (SCM)
Loss / write down on assets held for sale-related party												$ 0
Contract Termination [Member] | Scorpio Ship Management SSM
Construction Supervisory Services payable per vessel										$ 500,000
Threshold period for annual frees										2 years
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services | shares										51,679	111,725	4,366
Newbuilding Drybulk carriers
Contracts to acquire New Vessels		6								6
Newbuilding Drybulk carriers
Minimum carrying capicity of vessels | DWT										30,000
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT										30,000
Minimum | Scorpio Ship Management SSM
Construction Supervisory Services payable per vessel										$ 200,000
Minimum | Contract Termination [Member] | Scorpio Ship Management SSM
Annual Fee per vessel to provide technical management service		$ 200,000								200,000
Maximum | Scorpio Ship Management SSM
Construction Supervisory Services payable per vessel										500,000
Maximum | Contract Termination [Member] | Scorpio Ship Management SSM
Annual Fee per vessel to provide technical management service		$ 400,000								$ 400,000